Description of Business (Details)	3 Months Ended	6 Months Ended	11 Months Ended
	Mar. 25, 2019	Jun. 30, 2019 USD ($) Vessel	Nov. 15, 2018 Vessel
Number of vessels Owned | Vessel		39	19
Weighted average age, weighted by TEU capacity		11 years 10 months 24 days
Vessels additions [Member]
Number of vessels, under contract, to be purchased | Vessel		2
Poseidon Transaction [Member]
Number of vessels purchased | Vessel			20
Number of vessels Owned | Vessel			19
Reverse Stock Split [Member] | Common Shares [Member]
Shareholders' Equity, Reverse Stock Split	On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight.
Argos [Member] | Poseidon Transaction [Member]
Number of vessels to be sold | Vessel			1
GSL Eleni [Member]
Duration of charter agreement		5 years
GSL Grania [Member]
Duration of charter agreement		3 years
GSL Kalliopi [Member]
Duration of charter agreement		3 years
All Subsidiaries [Member]
Ownership Interest		100.00%
Global Ship Lease 30, 31 and 32 Limited [Member] | Minimum [Member]
Implied Adjusted EBITDA		$ 32,000,000
Global Ship Lease 30, 31 and 32 Limited [Member] | Maximum [Member]
Implied Adjusted EBITDA		47,000,000
Between August 16, 2019 and October 16, 2019, at charterer's option [Member] | Global Ship Lease 6 Limited [Member]
Charter hire daily rate		7,200
Option to extend from October 16, 2019 for six months plus or minus 30 days [Member] | Global Ship Lease 6 Limited [Member]
Charter hire daily rate		8,500
Option to December 31, 2020 plus or minus 30 days [Member] | Global Ship Lease 7 and 8 Limited [Member]
Charter hire daily rate		9,800
Per Vessel [Member] | Global Ship Lease 20 and 21 Limited [Member]
Implied Adjusted EBITDA		25,600,000
Option to extend by 12 months plus or minus 45 days from September 21, 2019 [Member] | Global Ship Lease 22 Limited [Member]
Charter hire daily rate		18,000
From June 3, 2020 [Member] | Zeus One Marine LLC [Member]
Charter hire daily rate		10,000
Option for four years [Member] | Leonidas Marine LLC [Member]
Charter hire daily rate		20,000
New charter with Maersk Line for 30 - 38 months [Member] | Tasman Marine LLC [Member]
Implied Adjusted EBITDA		5,300,000
Addittional 12-month extension at charterer's option [Member] | Tasman Marine LLC [Member]
Implied Adjusted EBITDA		4,400,000
21 - 24 months to ZIM [Member] | Hudson Marine LLC [Member]
Implied Adjusted EBITDA		4,400,000
21 - 24 months to ZIM [Member] | Drake Marine LLC [Member]
Implied Adjusted EBITDA		4,400,000
From August 14, 2019 [Member] | Hephaestus Marine LLC [Member]
Charter hire daily rate		11,500
OOCL [Member] | Global Ship Lease 5 Limited [Member]
Charter hire daily rate		$ 8,700
OOCL [Member] | Global Ship Lease 5 Limited [Member] | Minimum [Member]
Duration of charter agreement		50 days
OOCL [Member] | Global Ship Lease 5 Limited [Member] | Maximum [Member]
Duration of charter agreement		90 days